CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ (187)	$ 3,843	$ 2,350
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Stock-based compensation expenses	356	346	214
Stock-based compensation expenses in relation to shares granted to consultant		813
Depreciation and amortization	198	240	253
Accrued severance pay, net	(50)	(13)	26
Erosion of non-dollar linked restricted cash and long term assets	(49)	17	(1)
Increase in deferred tax assets	(205)	(1,223)
Decrease (increase) in trade receivables, net	1,457	(4,190)	(247)
Increase in fair value of convertible debentures			741
Increase in other accounts receivable and prepaid expenses	(111)	(73)	(116)
Increase (decrease) in trade payables	(325)	323	38
Increase (decrease) in deferred revenues	770	(694)	526
Increase (decrease) in accrued expenses and other accounts payable	(1,440)	202	585
Net cash provided by (used in) operating activities	414	(409)	4,369
Cash flows from investing activities:
Increase in restricted deposits	(92)	(65)	(261)
Purchase of property and equipment	(76)	(119)	(250)
Increase in long-term deposits			(6)
Net cash used in investing activities	(168)	(184)	(517)
Cash flows from financing activities:
Proceeds from exercise of Warrants and stock options	729	764	62
Proceeds from Issuance of Ordinary shares, net of issuance expenses			2,521
Payment of accrued issuance expenses	(4)	(20)
Payment for repurchase convertible debentures tender			(551)
Repurchase of convertible debenture			(3,569)
Repayment of convertible debentures			(1,945)
Net cash provided by (used in) financing activities	725	744	(3,482)
Effect of exchange rate on cash and cash equivalent balances	9	(18)	(43)
Increase in cash and cash equivalents	980	133	327
Cash and cash equivalents at the beginning of the year	2,223	2,090	1,763
Cash and cash equivalents at the end of the year	3,203	2,223	2,090
Cash paid during the year for:
Tax	143	152	66
Interest	29		4
Non- cash activities:
Accrued ordinary shares issuance expenses		$ 4	$ 24